UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds

Reynolds Capital Management, LLC

125 East Harmon Avenue #102

Las Vegas, Nevada 89109

(Name and address of agent for service)

1-800-773-9665

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Reynolds Blue Chip Growth Fund
RBCGX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Reynolds Blue Chip Growth Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://reynoldsfunds.com. You can also request this information by contacting us at 800-773-9665.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Reynolds Blue Chip Growth Fund	$98	1.94%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$63,420,365
Number of Holdings	87
Portfolio Turnover	205%
Visit https://reynoldsfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Sector Breakdown	(%)†
Communication Services	21.4%
Consumer Discretionary	13.2%
Information Technology	10.0%
Consumer Staples	2.6%
Financials	1.5%
Health Care	1.4%
Industrials	1.2%
Energy	0.9%
Real Estate	0.2%
Cash & Other	47.6%

Top Holdings	(%)†
First American Government Obligations Fund - Class X	53.4%
Netflix, Inc.	8.3%
Meta Platforms, Inc. - Class A	7.6%
NVIDIA Corp.	7.0%
Amazon.com, Inc.	6.6%
Booking Holdings, Inc.	3.4%
Alphabet, Inc. - Class C	3.2%
Alphabet, Inc. - Class A	2.0%
AutoZone, Inc.	1.8%
Apple, Inc.	1.7%
†	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reynoldsfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reynolds Capital Management, LLC documents not be householded, please contact Reynolds Capital Management, LLC at 800-773-9665, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reynolds Capital Management, LLC or your financial intermediary.
Reynolds Blue Chip Growth Fund	PAGE 1	TSR-SAR-761724103

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

REYNOLDS BLUE CHIP GROWTH FUND
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Reynolds Blue Chip Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 52.2%
Aerospace & Defense - 0.1%
Boeing Co.(a)	300	$51,165
Air Freight & Logistics - 0.1%
FedEx Corp.	250	60,945
Automobiles - 0.3%
Tesla, Inc.(a)	755	195,666
Banks - 0.5%
Bank of America Corp.	1,400	58,422
Citigroup, Inc.	700	49,693
JPMorgan Chase & Co.	400	98,120
Truist Financial Corp.	1,500	61,725
Wells Fargo & Co.	800	57,432
		325,392
Beverages - 0.1%
PepsiCo, Inc.	350	52,479
Broadline Retail - 6.6%
Amazon.com, Inc.(a)	21,950	4,176,207
Building Products - 0.1%
Trane Technologies PLC	150	50,538
Capital Markets - 0.4%
Blackstone, Inc.	400	55,912
Goldman Sachs Group, Inc.	200	109,258
Interactive Brokers Group, Inc. - Class A	300	49,677
Morgan Stanley	500	58,335
		273,182
Communications Equipment - 0.1%
Arista Networks, Inc.(a)	225	17,433
Cisco Systems, Inc.	900	55,539
		72,972
Consumer Finance - 0.1%
Capital One Financial Corp.	300	53,790
Consumer Staples Distribution & Retail - 2.2%
Casey’s General Stores, Inc.	150	65,106
Costco Wholesale Corp.	710	671,504
Walmart, Inc.	7,450	654,035
		1,390,645
Energy Equipment & Services - 0.1%
Schlumberger NV	1,400	58,520
Entertainment - 8.5%
Live Nation Entertainment, Inc.(a)	400	52,232
Netflix, Inc.(a)	5,650	5,268,795
Spotify Technology SA(a)	175	96,255
		5,417,282

	Shares	Value
Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B(a)	325	$173,088
Mastercard, Inc. - Class A	150	82,218
Visa, Inc. - Class A	200	70,092
		325,398
Food Products - 0.1%
Hershey Co.	300	51,309
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	400	53,060
Intuitive Surgical, Inc.(a)	1,325	656,233
		709,293
Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	300	41,331
Labcorp Holdings, Inc.	250	58,185
Quest Diagnostics, Inc.	300	50,760
		150,276
Hotels, Restaurants & Leisure - 3.7%
Booking Holdings, Inc.	470	2,165,248
Hilton Worldwide Holdings, Inc.	300	68,265
Marriott International, Inc./MD - Class A	300	71,460
McDonald’s Corp.	200	62,474
		2,367,447
Household Products - 0.2%
Clorox Co.	400	58,900
Colgate-Palmolive Co.	600	56,220
Procter & Gamble Co.	300	51,126
		166,246
Industrial Conglomerates - 0.2%
3M Co.	300	44,058
Honeywell International, Inc.	300	63,525
		107,583
Interactive Media & Services - 12.8%
Alphabet, Inc. - Class A	8,000	1,237,120
Alphabet, Inc. - Class C	12,900	2,015,367
Meta Platforms, Inc. - Class A	8,400	4,841,424
		8,093,911
IT Services - 0.2%
International Business Machines Corp.	550	136,763
Shopify, Inc. - Class A(a)	150	14,322
		151,085
Life Sciences Tools & Services - 0.0%(b)
OmniAb, Inc.(a)	2,450	5,880
Machinery - 0.1%
Snap-on, Inc.	150	50,551
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy, Inc.	250	57,850
Chevron Corp.	400	66,916

The accompanying notes are an integral part of these financial statements.

1

Reynolds Blue Chip Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
ConocoPhillips	500	$52,510
Diamondback Energy, Inc.	350	55,958
Exxon Mobil Corp.	500	59,465
Texas Pacific Land Corp.	150	198,749
Vitesse Energy, Inc.	129	3,172
		494,620
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	1,500	65,400
Southwest Airlines Co.	1,700	57,086
United Airlines Holdings, Inc.(a)	1,100	75,955
		198,441
Pharmaceuticals - 0.1%
Johnson & Johnson	300	49,752
Professional Services - 0.3%
Automatic Data Processing, Inc.	200	61,106
Broadridge Financial Solutions, Inc.	250	60,615
Equifax, Inc.	300	73,068
		194,789
Semiconductors & Semiconductor Equipment - 7.0%
NVIDIA Corp.	40,800	4,421,904
Software - 1.0%
Crowdstrike Holdings, Inc. - Class A(a)	250	88,145
Fair Isaac Corp.(a)	150	276,624
Microsoft Corp.	700	262,773
Palo Alto Networks, Inc.(a)	150	25,596
		653,138
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	1,400	54,894
AutoZone, Inc.(a)	300	1,143,834
Best Buy Co., Inc.	600	44,166
CarMax, Inc.(a)	700	54,544
Carvana Co.(a)	300	62,724
Home Depot, Inc.	175	64,136
Lowe’s Cos., Inc.	250	58,307
TJX Cos., Inc.	400	48,720
Ulta Beauty, Inc.(a)	150	54,981
		1,586,306
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	4,850	1,077,330
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	300	66,222

	Shares	Value
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	200	$53,342
TOTAL COMMON STOCKS (Cost $14,461,738)		33,153,606
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%
Retail REITs - 0.1%
Simon Property Group, Inc.	300	49,824
Specialized REITs - 0.1%
Digital Realty Trust, Inc.	400	57,316
Millrose Properties, Inc.(a)	325	8,616
		65,932
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $114,408)		115,756
RIGHTS - 0.0%
Biotechnology - 0.0%
OmniAb Operations, Inc. - $12.50 Earnout Shares(a)(c)	189	0
OmniAb Operations, Inc. - $15.00 Earnout Shares(a)(c)	189	0
Total Biotechnology		0
TOTAL RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 53.4%
Money Market Funds - 53.4%
First American Government Obligations Fund - Class X, 4.27%(d)(e)	33,857,846	33,857,846
TOTAL SHORT-TERM INVESTMENTS (Cost $33,857,846)		33,857,846
TOTAL INVESTMENTS - 105.8% (Cost $48,433,992)		$67,127,208
Liabilities in Excess of Other Assets - (5.8)%		(3,706,843)
TOTAL NET ASSETS - 100.0%		$63,420,365

The accompanying notes are an integral part of these financial statements.

2

Reynolds Blue Chip Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with fair value methodologies established and applied by the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

3

REYNOLDS BLUE CHIP GROWTH FUND
Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$67,127,208
Receivable for investments sold	1,007,175
Interest receivable	91,872
Receivable for fund shares sold	10,349
Dividends receivable	4,099
Dividend tax reclaims receivable	1,413
Prepaid expenses and other assets	69,954
Total assets	68,312,070
LIABILITIES:
Payable for investments purchased	4,745,349
Payable to adviser	55,651
Payable for capital shares redeemed	34,604
Payable for distribution and shareholder servicing fees	6,348
Payable for expenses and other liabilities	49,753
Total liabilities	4,891,705
NET ASSETS	$ 63,420,365
Net Assets Consists of:
Capital stock ($0.01 per share)	$9,953
Additional paid-in capital	40,754,023
Total distributable earnings	22,656,389
Total net assets	$ 63,420,365
Net assets	$63,420,365
Shares issued and outstanding	995,270
Net asset value per share	$63.72
Cost:
Investments, at cost	$48,433,992

The accompanying notes are an integral part of these financial statements.

4

Reynolds Blue Chip Growth Fund
Statement of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$141,741
Less: Dividend withholding taxes	(616)
Less: Issuance fees	(62)
Interest income	136,983
Total investment income	278,046
EXPENSES:
Investment advisory fees (Note 2)	343,503
Fund administration and accounting fees and expenses	66,001
Distribution fees	41,573
Legal fees and expenses	40,428
Transfer agent fees and expenses	40,219
Shareholder servicing fees	22,172
Custodian fees and expenses	17,815
Federal and state registration fees	15,737
Compliance fees and expenses	14,605
Directors’ fees	13,948
Audit fees and expenses	10,378
Reports to shareholders	4,033
Other expenses and fees	36,376
Total expenses	666,788
Net investment loss	(388,742)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	8,232,368
Net realized gain (loss)	8,232,368
Net change in unrealized appreciation (depreciation) on:
Investments	(5,954,299)
Net change in unrealized appreciation (depreciation)	(5,954,299)
Net realized and unrealized gain (loss)	2,278,069
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,889,327

The accompanying notes are an integral part of these financial statements.

5

Reynolds Blue Chip Growth Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$(388,742)	$(793,488)
Net realized gain (loss)	8,232,368	7,235,893
Net change in unrealized appreciation (depreciation)	(5,954,299)	13,464,014
Net increase (decrease) in net assets from operations	1,889,327	19,906,419
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,176,459)	—
Total distributions to shareholders	(5,176,459)	—
CAPITAL TRANSACTIONS:
Subscriptions	4,440,283	2,886,158
Reinvestments	5,042,467	—
Redemptions	(7,656,270)	(10,521,845)
Net increase (decrease) in net assets from capital transactions	1,826,480	(7,635,687)
NET INCREASE (DECREASE) IN NET ASSETS	(1,460,652)	12,270,732
NET ASSETS:
Beginning of the period	64,881,017	52,610,285
End of the period	$ 63,420,365	$64,881,017
SHARES TRANSACTIONS
Subscriptions	62,072	47,995
Reinvestments	72,025	—
Redemptions	(110,156)	(186,664)
Total increase (decrease) in shares outstanding	23,941	(138,669)

The accompanying notes are an integral part of these financial statements.

6

Reynolds Blue Chip Growth Fund
Financial Highlights

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$66.80	$47.40	$44.70	$77.51	$68.96	$51.48
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.39)	(0.78)	(0.44)	(0.68)	(0.93)	(0.70)
Net realized and unrealized gain (loss) on investments(b)	2.60	20.18	5.78	(14.00)	16.45	20.69
Total from investment operations	2.21	19.40	5.34	(14.68)	15.52	19.99
LESS DISTRIBUTIONS FROM:
Net realized gains	(5.29)	—	(2.64)	(18.13)	(6.97)	(2.51)
Total distributions	(5.29)	—	(2.64)	(18.13)	(6.97)	(2.51)
Net asset value, end of period	$63.72	$66.80	$47.40	$44.70	$77.51	$68.96
Total return(c)	2.59%	40.93%	12.53%	−25.97%	23.72%	40.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$63,420	$64,881	$52,610	$51,797	$77,991	$68,718
Ratio of expenses to average net assets:
Before expense reimbursement(d)	1.94%	2.00%	2.18%	1.95%	1.85%	2.03%
After expense reimbursement(d)	1.94%	2.00%	2.00%	1.95%	1.85%	2.00%
Ratio of net investment income (loss) to average net assets(d)	(1.13)%	(1.34)%	(0.95)%	(1.18)%	(1.25)%	(1.25)%
Portfolio turnover rate(c)	205%	269%	431%	623%	279%	263%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
(1) Summary of Significant Accounting Policies —
The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Company consists of one fund: Reynolds Blue Chip Growth Fund (the “Fund”). The Company was incorporated under the laws of Maryland on April 28, 1988. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies, as defined in the Fund’s prospectus.
(a) The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.
Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price. Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser of the Fund, Reynolds Capital Management, LLC (the “Adviser”), as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with fair value methodologies established and applied by the Adviser. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.
Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 –
Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –
Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 –
Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

8

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The following table summarizes the Fund’s investments as of March 31, 2025, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,153,606	$—	$—	$33,153,606
Real Estate Investment Trusts - Common	115,756	—	—	115,756
Rights	—	—	0	0
Money Market Funds	33,857,846	—	—	33,857,846
Total Investments	$67,127,208	$—	$0	$67,127,208

Refer to the Schedule of Investments for further disaggregation of investment categories.
(b) Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.
(c) The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.
(d) GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the Fund had no permanent differences.
(e) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
(f) No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
(g) The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2024. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2025, open Federal tax years include the tax years ended September 30, 2021 through 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the six months ended March 31, 2025, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) The Fund’s cash is held in accounts with balances which may exceed the amount of related federal insurance. The Fund has not experienced any loss in such accounts and believes it is not exposed to significant credit risk.
(i) Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized

9

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
(j) In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights
(2) Investment Advisory Agreement and Transactions With Related Parties —
The Fund has an investment advisory agreement (the “agreement”) with the Adviser, to serve as investment adviser. The sole owner of the Adviser is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.00% of the daily net assets of the Fund.
The agreement further stipulates that the Adviser will reimburse the Fund for all expenses exceeding an annual rate of 2.00% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse the Adviser for any expenses reimbursed in previous fiscal years. No such reimbursements were required for the six months ended March 31, 2025.
The Fund has engaged Northern Lights Compliance Services, LLC (“Northern Lights”) to provide compliance services including the appointment of the Fund's Chief Compliance Officer. Northern Lights was paid $14,605 for services provided for the six months ended March 31, 2025.
The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.
Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
(3) Distributions to Shareholders —
Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date. Please see Note 5 for more information.
(4) Investment Transactions —
For the six months ended March 31, 2025, purchases and proceeds of sales of investment securities (excluding short-term securities) were $120,908,347 and $153,197,234, respectively. There were no purchases or sales of U.S. Government securities.

10

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
(5) Income Tax Information —
The following information for the Fund is presented on an income tax basis as of September 30, 2024:

Tax cost of investments	$43,495,016
Gross tax unrealized appreciation	$25,028,311
Gross tax unrealized depreciation	(3,582,662)
Net unrealized appreciation/depreciation	21,445,649
Distributable ordinary income	2,054,530
Distributable long-term capital gains	3,121,916
Other accumulated loss	(678,574)
Total distributable earnings	$25,943,521

The difference between the cost amount for financial statement and federal income tax purposes is due to wash sales. The tax character of distributions paid during the six months ended March 31, 2025 and the year ended September 30, 2024:

Six Months Ended March 31, 2025		Year Ended September 30, 2024
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$2,054,535	$3,121,924	$—	$—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2024.
As of September 30, 2024, the Fund had a late year ordinary loss of $678,574 and did not have a capital loss carryforward or post-October capital loss. The Fund used a short-term capital loss carryforward of $502,791.
(6) Subsequent Events —
Management has evaluated events and transactions after March 31, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure or recognition in the financial statements is required.

11

REYNOLDS BLUE CHIP GROWTH FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
On November 13, 2024, the Board of Directors of Reynolds Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreement for the Reynolds Blue Chip Growth Fund (the “Fund”) with the investment adviser, Reynolds Capital Management, LLC (the “Adviser”). As part of the process of approving the continuation of the advisory agreement, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreement and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Fund (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreement.
In advance of the meetings, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreement, and provided additional information at the meeting.  This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreement; detailed comparative information relating to the Fund’s management fees and other expenses of the Fund; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about the Fund’s compliance program; and other information the Directors believed was useful in evaluating the approval of the advisory agreement.
All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session.  The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreement.  The Directors recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.
Prior to approving the continuation of the investment advisory agreement, the Directors and the Independent Directors in executive session considered, among other items:
•	The nature and quality of the investment advisory services provided by the Adviser.
•	A comparison of the fees and expenses of the Fund to other similar funds.
•	A comparison of the fee structures of other accounts managed by the Adviser.
•	Whether economies of scale are recognized by the Fund.
•	The costs and profitability of the Fund to the Adviser.
•	The performance of the Fund.
•	The other benefits to the Adviser from serving as investment adviser to the Fund (in addition to the advisory fee).
The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:
Nature and Quality of Investment Advisory Services
The Directors discussed with management the nature of the Adviser’s investment process and the resources required to implement the process. They reviewed with the Adviser, the principal investment strategy of the Fund and the resources that the Adviser deploys to conduct research on target companies, and ensure compliance with the strategy.
The Directors considered the background and experience of Mr. Reynolds, and the expertise of, and the amount of attention given to the Fund by, Mr. Reynolds. They determined that Mr. Reynolds is qualified to manage the portfolio of the Fund, and that he devotes a majority of his time to managing the portfolio of the Fund. In addition, the Directors considered the quality of the material service providers to the Fund, who provide administrative and distribution services on behalf of the Fund and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser.

12

REYNOLDS BLUE CHIP GROWTH FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
Based on the above review and discussions, the Directors believe that the Adviser provides high quality services to the Fund. The Directors also concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.
Comparative Fees and Expenses
The Directors discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, that impact costs to the shareholders of the Fund. Management reviewed with the Directors the comparison of the Fund’s expense ratios to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials presented to them at the meeting.
The Directors noted that the Fund’s advisory fee and net expense ratio are on the high end of the industry average. They determined that the research-intensive nature of advising the Fund justifies the advisory fee paid to the Adviser, and that taking this into account the advisory fee is within a reasonable range of comparable advisory fees. The Directors determined that given the small size of the Fund, the net expense ratio is within a reasonable range of comparable ratios.
Comparison of Fee Structures of Other Accounts
The Directors inquired of management regarding the distinction between the services performed by the Adviser for separate accounts and those performed by the Adviser for the Fund. The Adviser noted that the management of the Fund involves more comprehensive and substantive duties than the management of institutional separate accounts. Specifically, the Adviser noted the following:
•	The Adviser provides tailored investment advisory services to the Fund in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.
•
With regard to the Fund, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn could service thousands of large and small accounts.

•	The Adviser maintains a robust shareholder communication effort for the Fund to reach shareholders through direct contact, through intermediaries, or via the financial press.
•	The Adviser coordinates with the Fund’s Chief Compliance Officer and other service providers to ensure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.
•	Separate accounts do not require the same level of services and oversight.
The Directors concluded that the services performed by the Adviser for the Fund require a higher level of service and oversight than the services performed by the Adviser for separate accounts. Based on this determination, the Directors believe that the differential in advisory fees between the Fund and the separate accounts is reasonable and concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients is reasonable.
Economies of Scale
The Directors discussed with management whether economies of scale are recognized by the Fund. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. On the other hand, the Directors noted that many of the Fund’s expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Fund’s assets grow.
The Directors concluded that given the size of the Fund, investment advisory fee breakpoints were not warranted at this time, as the Fund was not recognizing economies of scale.

13

REYNOLDS BLUE CHIP GROWTH FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
Costs and Profitability
The Directors discussed the Adviser’s profitability, as presented by Mr. Reynolds, and the impact of the intermediary service fees on the profitability. They also considered the resources and revenues that the Adviser has put into managing and distributing the Fund and concluded that the level of profitability realized by the Adviser from its provision of services to the Fund is reasonable.
Performance
Mr. Reynolds discussed the performance of the Fund for different time periods compared to various benchmark indices. The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Fund to various indices. Based on the information provided at this meeting and the information and quarterly discussions regarding the Fund’s investment performance, the Directors believe that the Adviser manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Directors noted that for the 12-month period ended September 30, 2024, the Fund outperformed its benchmark, the S&P 500 Index, and that the Fund only slightly underperformed the benchmark over the five- and ten-year periods, while having positive absolute performance over those periods. They concluded that the Fund’s investment performance is good on an absolute and comparative basis, and that the Adviser continues to manage the Fund’s portfolio in a manner that is advantageous to shareholders of the Fund.
Fall-Out Benefits
The Directors considered other benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee). The Directors noted that the Adviser may derive ancillary benefits from its association with the Fund in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Fund. The Directors determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Directors concluded that the other benefits realized by the Adviser from its relationship with the Fund were reasonable.
Conclusion
After reviewing the materials provided for the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreement.
The Directors noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Directors meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the investment advisory agreement.

14

REYNOLDS BLUE CHIP GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)
Qualified Dividend Income/Dividend Received Deduction
The Fund designated 0.00% of dividends declared and paid during the year ended September 30, 2024 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.
Corporate shareholders may be eligible for a dividend received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 0.00% of dividends declared and paid during the year ended September 30, 2024 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was 0.00%.
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid to directors, officers, and others is included in the Statement of Operations under the line items “Directors’ fees” and “Compliance fees and expenses” as part of the financial statements filed under Item 7(a) of the Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Statement regarding basis for approval of investment advisory contract is included within the financial statements filed under Item 7(a) of the Form N-CSR.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration paid to directors, officers, and others is included in the Statement of Operations under the line items “Directors’ fees” and “Compliance fees and expenses” as part of the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of investment advisory contract is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reynolds Funds, Inc.

By (Signature and Title)	/s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Executive Officer and Principal Financial Officer

Date	5/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Executive Officer and Principal Financial Officer

Date	5/29/2025